First Pacific Mutual Fund, Inc.
                       2756 Woodlawn Drive, #6-201
                           Honolulu, HI  96822
                         Phone:  (808) 988-8088
                           Fax:  (808) 988-5770

January 30, 1998


VIA EDGAR TRANSMISSION
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

     RE:  First Pacific Mutual Fund, Inc.
          SEC File Nos.  33-23452;  811-05631

Gentlemen:

     On behalf of First Pacific Mutual Fund, Inc. (the "Fund") and pursuant to Rule 497 (j) of the Securities Act of 1933, as amended (the "1933 Act"),
I hereby certify that (i) the Prospectuses and Statements of Additional Information listed below dated February 1, 1998 that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectuses and Statements of Additional Information contained in the Fund's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act ("PEA 12") and the Investment Company Act of 1940, as amended (the "1940 Act"), which was filed on January 28, 1998 and
(ii) the text of PEA #12 has been filed electronically.

          (1) The Prospectus for First Hawaii Municipal Bond Fund and First Hawaii Intermediate Municipal Fund; and
          (2)  Prospectus for First Idaho Tax-Free Fund.

     The Statements of Additional Information, each of which is dated February 1, 1998, which would have been filed pursuant to Rule 497(c) are:

          (1) Combined SAI for First Hawaii Municipal Bond Fund and First Hawaii Intermediate Municipal Fund; and
          (2)  SAI for First Idaho Tax-Free Fund.

     Should you have any questions or comments regarding this filing, please contact the undersigned at (208) 331-7879.


Sincerely,

\S\Nora B. Simpson
Nora B. Simpson